STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding beginning	$ 0.0013
Number of Options, Outstanding beginning	5,101,663	10,352,875
Number of Options, Outstanding ending	5,101,663	10,352,875
Average Remaining Contractual Life (years)	8 years 4 months 20 days